Prepaid Expenses and Other Current Assets (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,730	$ 1,530	$ 2,869
Prepaid marketing	292	387	2,321
Prepaid software	1,954	2,406	2,762
Other prepaid expenses and other current assets	2,433	1,655	1,010
Prepaid expenses and other current assets	$ 6,409	$ 5,978	$ 8,962